UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Ms. Megan Kennedy
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	10/31/08

Date of reporting period:	7/31/08

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - 111.7%
ARGENTINA - 1.5%
		Republic of Argentina,
USD	2,660	7.00%, 4/17/17	$1,789,453

AUSTRALIA - 27.8%
		ABN Amro Bank NV,
AUD	500	6.50%, 5/17/13(a)(b)	408,160
		Australia and New Zealand Banking Group, Ltd.,
AUD	500	6.25%, 5/23/11(a)(b)	439,577
		AXA SA,
AUD	500	7.50%, 10/26/16(a)(b)	373,320
		Brisbane Airport Corporation, Ltd.,
AUD	1,000	7.30%, 6/30/10	920,128
		Caisse d’Amortissement de la Dette Sociale,
AUD	1,200	7.50%, 2/28/13	1,148,215
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	386,176
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	433,062
		Commonwealth of Australia,
AUD	250	5.75%, 6/15/11	232,783
AUD	1,550	6.00%, 2/15/17	1,437,926
		Deutsche Bank AG,
AUD	500	7.50%, 10/19/12	454,676
		Eurofima,
AUD	200	6.00%, 1/28/14	180,526
		FGL Finance Australia, Ltd.,
AUD	500	6.25%, 3/17/10	454,994
		General Electric Capital Australia Funding Pty,
AUD	500	6.00%, 5/15/13	419,569
AUD	600	6.00%, 4/15/15	481,628
AUD	900	6.50%, 11/15/11	795,987
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	388,101
		HBOS PLC,
AUD	500	6.75%, 5/01/12(a)(b)	422,041
		HSBC Bank,
AUD	800	6.50%, 9/22/11	676,236
		HSBC Bank Australia,
AUD	2,000	7.91%, 5/20/11(a)(b)	1,816,068
		ING Bank Australia, Ltd.,
AUD	1,000	7.00%, 4/24/12	897,512
		International Finance Corp.,
AUD	750	7.50%, 2/28/13	720,933
		Kreditanstalt fuer Wiederaufbau,
AUD	1,700	7.50%, 8/26/11	1,619,131
		Macquarie Bank, Ltd.,
AUD	500	6.50%, 5/31/12(a)(b)	380,563
		Merrill Lynch & Co., Inc.,
AUD	500	6.50%, 7/28/09	452,560
AUD	200	6.75%, 3/12/14	152,779
		Monumental Global Funding, Ltd.,
AUD	500	6.50%, 11/08/11	434,046
		National Capital Trust III,
AUD	500	8.7883%, 9/30/16(a)(b)	383,844
		New South Wales Treasury Corporation,
AUD	3,000	7.00%, 12/01/10	2,831,401
		Northern Territory Treasury,
AUD	1,250	6.75%, 7/14/09	1,173,117
		Queensland Treasury Corporation,
AUD	200	6.00%, 6/14/11	184,427
AUD	950	6.00%, 8/14/13	866,665
AUD	600	6.00%, 10/14/15	537,793
AUD	1,250	6.00%, 6/14/21	1,094,039
		RWH Finance Pty. Limited,
AUD	500	6.20%, 3/26/17(a)	404,789
		SPI Australia Finance Pty. Ltd.,
AUD	750	6.25%, 11/14/08	702,068
		SPI Electricity & Gas,
AUD	600	6.50%, 11/03/11	533,702

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS (continued)
AUSTRALIA (continued)
		St. George Bank, Ltd.,
AUD	500	6.50%, 7/26/11(a)(b)	$437,319
AUD	500	10.00% 5/09/13(a)(b)	481,507
		Sydney Airport Finance,
AUD	1,000	6.25%, 11/21/11	881,372
		Telstra Corporation, Ltd.,
AUD	500	7.25%, 3/30/10	462,592
		Travelers Insurance Company Institutional Funding, Ltd.,
AUD	500	6.00%, 4/07/09	462,676
		Wells Fargo & Co.,
AUD	700	5.75%, 7/12/10	624,645
		Western Australia Treasury Corporation,
AUD	2,000	7.00%, 4/15/15	1,899,798
AUD	1,550	8.00%, 6/15/13	1,527,927
AUD	1,000	8.00%, 7/15/17	1,011,732
		Westpac Banking Corp.,
AUD	700	8.25%, 4/18/11	661,932

			33,690,042

BRAZIL - 4.1%
		Dasa Finance Corp.,
USD	400	8.75%, 5/29/13(b)	398,000
		Electropaulo Metropolitian,
BRL	500	19.125%, 6/28/10	334,932
		Federal Republic of Brazil,
USD	410	10.00%, 8/07/11	471,910
BRL	4,740	10.00%, 1/01/17	2,484,925
		Independencia International, Ltd.,
USD	280	9.875%, 5/15/15	274,050
USD	260	9.875%, 1/31/17	248,625
		ISA Capital do Brasil SA,
USD	410	8.80%, 1/30/17	430,500
		Odebrecht Finance Ltd.,
USD	350	7.50%, 10/18/12(b)	347,298

			4,990,240

CANADA - 19.4%
		Canadian Government,
CAD	2,500	5.50%, 6/01/10	2,550,955
CAD	1,700	9.50%, 6/01/10	1,851,746
CAD	2,000	8.00%, 6/01/23	2,807,832
CAD	2,000	9.00%, 6/01/25	3,098,179
CAD	3,000	10.25%, 3/15/14	3,955,740
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	695,239
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	2,318,453
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,318,285
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	1,013,043
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	2,915,826

			23,525,298

CHINA - 0.4%
		Parkson Retail Group, Ltd.,
USD	450	7.125%, 5/30/10(b)	431,364

COLOMBIA - 0.2%
		Republic of Colombia,
USD	180	7.375%, 9/18/37	196,650

DOMINICAN REPUBLIC - 1.7%
		Dominican Republic International Bond,
USD	1,820	8.625%, 4/20/27	1,688,050
USD	328	9.04%, 1/23/18	332,484

			2,020,534

ECUADOR - 0.9%
		Republic of Ecuador,
USD	460	9.375%, 12/15/15	457,700
USD	270	10.00%, 8/15/08(a)(b)	248,400
USD	432	12.00%, 11/15/08(b)	431,399

			1,137,499

EL SALVADOR - 0.9%
		Republic of El Salvador,
USD	750	7.65%, 6/15/35	733,500
USD	320	8.25%, 4/10/32	334,400

			1,067,900

GABON - 0.8%
		Gabonese Republic,
USD	940	8.20%, 12/12/17	962,325

GEORGIA - 0.7%
		Republic of Georgia,
USD	940	7.50%, 4/15/13	889,926

GHANA - 0.6%
		Republic of Ghana,
USD	680	8.50%, 10/04/17	681,700

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS (continued)
INDONESIA - 3.0%
		Empire Cap Resources PTE,
USD	230	9.375%, 12/15/09(b)	$244,080
		Indonesia Government International Bond,
USD	110	7.75%, 1/17/38	105,598
IDR	4,700,000	9.00%, 9/15/13	466,346
IDR	4,450,000	11.00%, 12/15/12	481,996
IDR	400,000	12.50%, 3/15/13	45,493
IDR	1,500,000	13.175%, 7/15/12	174,366
IDR	1,150,000	13.40%, 2/15/11	132,503
IDR	5,500,000	13.45%, 8/15/11	638,391
		Majapahit Holding BV,
USD	790	7.75%, 10/17/16	726,218
		MGTI Finance Co. Ltd.,
USD	210	8.375%, 9/15/10	209,943
		Republic of Indonesia,
USD	130	6.875%, 3/09/17	128,651
USD	300	8.50%, 10/12/35	319,299

			3,672,884

KAZAKSTAN - 0.4%
		KazMunaiGaz Finance Sub. BV,
USD	470	9.125%, 7/02/18	478,360

MEXICO - 2.5%
		Desarrolladora Homex SAB de CV,
MXN	16,100	7.25%, 12/15/16	1,444,754
USD	40	7.50%, 9/28/10(b)	38,800
		Pemex Project Funding Master Trust,
USD	470	6.625%, 6/15/38	449,837
		Mexico Government International Bond,
GBP	550	16.50%, 9/01/08	1,097,576

			3,030,967

NETHERLANDS - 0.3%
		GTB Finance BV,
USD	450	8.50%, 1/29/12	421,335

NEW ZEALAND - 23.9%
		ANZ National Bank, Ltd.,
NZD	3,000	7.60%, 3/02/12(a)(b)	2,018,682
		Auckland Healthcare Services, Ltd.,
NZD	1,000	7.75%, 9/15/15	739,773
		Bank of America Corp.,
NZD	3,000	7.53%, 3/08/12	2,194,268
		Bank of New Zealand,
NZD	1,000	7.50%, 9/15/08	732,723
		Deutsche Bank AG,
NZD	2,000	7.14%, 6/16/09(a)(b)	1,439,249
		European Investment Bank,
NZD	2,000	6.50%, 9/10/14	1,434,951
NZD	500	7.25%, 2/08/10	367,134
		General Electric Capital Corp.,
NZD	1,000	6.50%, 9/28/15	642,104
NZD	1,000	6.625%, 2/04/10	716,873
NZD	1,000	6.75%, 9/26/16	641,895
		Inter-American Development Bank,
NZD	2,000	6.00%, 12/15/17	1,373,820
		International Finance Corp.,
NZD	1,000	6.75%, 7/15/09	726,986
		Morgan Stanley,
NZD	1,500	6.86%, 9/06/12	990,860
		Nederlandse Waterschapsbank,
NZD	500	6.50%, 10/17/08	365,228
		New Zealand Government,
NZD	5,750	6.00%, 12/15/17	4,182,378
NZD	500	6.50%, 4/15/13	372,761
		NRMA NZ Holdings, Ltd.,
NZD	1,250	7.25%, 8/15/08	916,796
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	649,608
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	709,790
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	1,053,963
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	718,199
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	2,143,175
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	992,778
		Telstra Corporation, Ltd.,
NZD	1,000	7.15%, 11/24/14	679,116
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,145,582

			28,948,692

PAKISTAN - 0.3%
		Republic of Pakistan,
USD	500	6.875%, 6/01/17	352,500

PANAMA - 0.5%
		Republic of Panama,
USD	490	8.875%, 9/30/27	618,331

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS (concluded)
PERU - 3.3%
		Republic of Peru,
USD	850	6.55%, 3/14/37	$870,443
USD	1,340	9.875%, 2/06/15	1,658,250
PEN	3,630	9.91%, 5/05/15	1,456,649

			3,985,342

PHILIPPINES - 1.7%
		Republic of Philippines,
USD	100	8.00%, 1/15/16	110,500
USD	300	8.25%, 1/15/14	329,250
USD	210	9.375%, 1/18/12(b)	250,595
USD	520	9.50%, 2/02/30	663,650
USD	510	10.625%, 3/16/25	692,937

			2,046,932

RUSSIA - 3.3%
		Evraz Group SA,
USD	1,040	8.25%, 11/10/15	975,000
USD	240	8.875%, 4/24/13	232,800
		GPB Eurobond Finance PLC,
RUB	4,400	7.25%, 2/22/10	186,340
		Red Arrow International Leasing,
RUB	21,722	8.375%, 3/31/12	919,928
		RHSB Capital SA,
USD	375	7.75%, 5/29/18	363,581
		Russian Standard Finance SA,
USD	520	7.50%, 10/07/10	476,388
		Transcapit,
USD	340	8.70%, 8/7/18	340,000
		Vimpel-Communication,
USD	480	8.375%, 4/30/13	470,963

			3,965,000

SERBIA - 0.6%
		Republic of Serbia,
USD	770	3.75%, 11/01/08(a)(b)	717,301

SOUTH AFRICA - 0.7%
		South Africa Government Bond,
ZAR	6,000	10.00%, 2/28/09	812,326

TURKEY - 2.0%
		Republic of Turkey,
USD	730	7.25%, 3/15/15	759,273
TRY	1,960	16.00%, 3/07/12	1,602,754

			2,362,027

UKRAINE - 1.5%
		Alfa Bank Ukraine,
USD	100	9.25%, 7/26/10	95,000
USD	400	9.75%, 12/22/09	396,800
		CJSC, The EXIM of Ukraine
USD	160	7.65%, 9/07/11	150,880
		Credit Suisse Ukraine Government Bond Linked Note,
UAH	3,000	12.00%, 10/20/08(a)(b)	652,938
		Ukraine Government International Bond,
USD	610	6.75%, 11/14/17	541,680

			1,837,298

UNITED KINGDOM - 3.4%
		Lloyds TSB Group PLC,
GBP	1,000	9.125%, 10/17/11	2,110,628
GBP	260	12.00%, 1/02/11	579,610
		United Kingdom Treasury,
GBP	600	8.00%, 12/07/15	1,417,047

			4,107,285

UNITED STATES - 1.2%
		United States Treasury,
USD	1,400	4.50%, 4/30/12	1,473,172

URUGUAY - 1.9%
		Republica Orient Uruguay,
UYU	24,200	4.25%, 4/05/27	1,258,022
USD	730	7.625%, 3/21/36	735,183
USD	240	8.00%, 11/18/22	256,920

			2,250,125

VENEZUELA - 2.2%
		Petroleos de Venezula SA,
USD	1,400	5.25%, 4/12/17	933,100
		Republic of Venezula,
USD	760	5.75%, 2/26/16	575,700
USD	619	8.50%, 10/08/14	572,606
USD	280	9.00%, 5/07/23	238,448
USD	327	10.75%, 9/19/13	335,175

			2,655,029

Total Long-Term Investments (cost $124,216,276)			135,117,837

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
SHORT-TERM INVESTMENTS - 9.9%
EGYPT - 1.3%
		Egypt Treasury Bills,
EGP	9,200	Zero Coupon, 5/05/09	$1,595,712

MEXICO - 0.9%
		Mexican Cetes Treasury Bills,
MXN	9,517	Zero Coupon, 10/23/08	929,519
MXN	1,800	Zero Coupon, 11/06/08	175,255

			1,104,774

UNITED STATES - 7.7%
CAD	298	State Street Bank and Trust Company Time Deposit,
		1.50%, 8/06/08	291,030
GBP	2,350	State Street Bank and Trust Company Fixed Deposit,
		4.00%, 8/06/08	4,658,077
NZD	1,112	State Street Bank and Trust Company Fixed Deposit,
		5.50%, 8/06/08	816,099
USD	3,503	Repurchase Agreement, State Street Bank and Trust Company, 1.74% dated 7/31/08, due 8/01/08 in the amount of $3,503,169 (collateralized by $1,940,000 U.S. Treasury Bond, 5.125% due 6/30/11; value $2,068,525 and $1,425,000 U.S. Treasury Bond, 4.50% due 2/28/11; value $1,510,500)	3,503,000

			9,268,206

Total Short-Term Investments (cost $11,956,997)			11,968,692

Total Investments - 121.6% (cost $136,173,273)			147,086,529
Liabilities in Excess of Other Assets - (21.6)%			(26,078,250)

Net Assets Applicable to Common Shareholders - 100.0%			$121,008,279

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

EGP - Egyptian pound

GBP - British pound

IDR - Indonesian rupah

MXN - Mexican peso

NZD - New Zealand dollar

PEN - Peruvian sol

RUB - Russian ruble

TRY - Turkish lira

UAH - Ukrainan hryvnia

USD - United States dollar

UYU - Uruguayan peso

ZAR - South African rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2008.

(b)	The maturity date presented for these instruments represents the next call/put date.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Deutsche Bank	June 30, 2011	7,000	4.140%	1 month LIBOR	$(82,383)
Merrill Lynch	June 30, 2009	7,000	3.370%	1 month LIBOR	(26,782)
UBS AG	October 31, 2010	5,400	3.980%	1 month LIBOR	(73,013)

					$(182,178)

Futures Contracts

Description	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contract:
Australian Treasury Bond 6% - 3 year	September 2008	81	$(70,204)

Portfolio of Investments (continued)

As of July 31, 2008 (unaudited)

Forward Foreign Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2008	Sale Value as of July 31, 2008	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit/United States Dollar
settlement date 10/16/08	MYR15,935,000	USD4,908,363	4,893,183	4,908,363	(15,180)
Singapore Dollar/United States Dollar
settlement date 7/16/08	SGD16,930,000	USD12,505,540	12,429,778	12,505,540	(75,762)
Taiwan Dollar/United States Dollar
settlement date 10/16/08	TWD335,340,000	USD11,109,492	10,962,227	11,109,492	(147,265)
Turkish Lira/United States Dollar
settlement date 10/16/08	TRY573,000	USD454,582	477,829	454,582	23,247
United States Dollar/Australian Dollar
settlement date 10/16/08	USD8,085,515	AUD8,500,000	8,085,515	7,921,667	163,848
United States Dollar/Brazilian Real
settlement date 8/08/08	USD456,173	BRL739,000	456,173	470,851	(14,678)
settlement date 11/10/08	USD414,436	BRL689,000	414,436	428,358	(13,922)
United States Dollar/British Pound
settlement date 10/16/08	USD2,750,244	GBP1,400,000	2,750,244	2,758,745	(8,501)
United States Dollar/Canadian Dollar
settlement date 10/16/08	USD6,248,936	CAD6,316,000	6,248,936	6,162,526	86,410
United States Dollar/Mexican New Peso
settlement date 10/16/08	USD530,794	MXN5,539,000	530,794	545,091	(14,297)
United States Dollar/New Zealand Dollar
settlement date 10/16/08	USD13,769,700	NZD18,405,000	13,769,700	13,345,668	424,032
United States Dollar/South African Rand
settlement date 10/16/08	USD304,940	ZAR2,405,000	304,940	321,229	(16,289)
United States Dollar/Turkish Lira
settlement date 10/16/08	USD452,142	TRY573,000	452,142	477,828	(25,686)

		Net USD Total	$61,775,897	$61,409,940	$365,957

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

GBP - British pound

MXN - Mexican peso

MYR - Malaysian ringgit

NZD - New Zealand dollar

SGD - Singapore dollar

TRY - Turkish lira

TWD - Taiwan dollar

USD - United States dollar

ZAR - South African rand

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2008 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$136,173,273	$13,679,550	$2,766,294	$10,913,256

Quality of Investments

As of July 31, 2008, 69.8% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of July 31, 2008.

% of total Investments
AAA/Aaa	41.8
AA/Aa	15.9
A	12.1
BBB/Baa	10.3
BB/Ba*	14.1
B*	5.8

*	Below Investment Grade

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

Portfolio of Investments (concluded)

As of July 31, 2008 (unaudited)

Interest Rate Swaps

The Registrant may engage in certain interest rate swap transactions or to hedge the Registrant’s leverage facility. An interest rate swap is an agreement between two parties, which involves the exchange of floating and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of interest payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” the fair market value of the swap. When the swap is terminated, the Registrant will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Registrant’s basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Registrant does not anticipate non-performance by any counterparty.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Registrant deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Registrant agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Registrant as unrealized appreciation or depreciation. When the contract is closed, the Registrant records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options

When the Registrant writes an option, an amount equal to the premium received by the Registrant is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Registrant enters into a closing transaction), the Registrant realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). As of July 31, 2008, there were no open option contracts.

Repurchase Agreements

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller of the security defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Registrant may be delayed or limited.

Foreign Currency Translation

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) includes realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Registrant’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that have not yet been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Vincent Esposito
Vincent Esposito,

President of Aberdeen Global Income Fund, Inc.

Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent Esposito
Vincent Esposito,
President of Aberdeen Global Income Fund, Inc.

Date: September 25, 2008

By:	/s/ Megan Kennedy
Megan Kennedy,
Treasurer of Aberdeen Global Income Fund, Inc.

Date: September 25, 2008